Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional service fees payable	[1]	$ 2,628,319
VAT and other tax payable		437,756	241,437
Accrued daily operation expenses		250,598	294,226
Salary and welfare payables		177,503	272,118
Sales deposit		104,223	59,743
Staff reimbursement payable		102,612	109,312
Advances on disposal of property			65,583
Others		74,779	47,044
Total		$ 3,775,790	$ 1,089,463

[1]	Professional service fees payable represent mainly accrued legal fees and audit fees incurred by Chenghe for the Business Combination.